HIGHLAND FUNDS I

Highland Long/Short Healthcare Fund

(the “Fund”)

Class A	Class C	Class Z
HHCAX	HHCCX	HHCZX

Supplement dated April 30, 2015 to the Summary Prospectus and Prospectus for the Fund, dated October 31, 2014, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

On April 16, 2015, the Fund’s Board of Trustees (the “Board”) approved the termination of the Amended and Restated Investment Sub-Advisory Agreement, dated February 8, 2013, by and between Highland Capital Management Fund Advisors, L.P. (the “Adviser”) and Highland Capital Healthcare Advisors, L.P. (formerly, Cummings Bay Capital Management, L.P.), an affiliate of the Adviser (“HCHA” or the “Sub-Adviser”), on behalf of the Fund (the “Agreement”) effective on April 30, 2015. Beginning on May 1, 2015, the Adviser will directly manage the assets of the Fund and the Fund will continue to be managed by the same portfolio manager, who is also an employee of the Adviser. There will be no change to the amount of the investment advisory fee that the Fund pays the Adviser as a result of the termination of the Agreement. All references to HCHA or the Sub-Adviser contained in the Summary Prospectus and Prospectus are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE.

HFI-SUP-4/30/15

HIGHLAND FUNDS I

Highland Long/Short Healthcare Fund

(the “Fund”)

Class A	Class C	Class Z
HHCAX	HHCCX	HHCZX

Supplement dated April 30, 2015 to the Statement of Additional Information (“SAI”) for the Fund, dated October 31, 2014, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

On April 16, 2015, the Fund’s Board of Trustees (the “Board”) approved the termination of the Amended and Restated Investment Sub-Advisory Agreement, dated February 8, 2013, by and between Highland Capital Management Fund Advisors, L.P. (the “Adviser”) and Highland Capital Healthcare Advisors, L.P. (formerly, Cummings Bay Capital Management, L.P.), an affiliate of the Adviser (“HCHA” or the “Sub-Adviser”), on behalf of the Fund (the “Agreement”) effective on April 30, 2015. Beginning on May 1, 2015, the Adviser will directly manage the assets of the Fund and the Fund will continue to be managed by the same portfolio manager, who is also an employee of the Adviser. There will be no change to the amount of the investment advisory fee that the Fund pays the Adviser as a result of the termination of the Agreement. All references to HCHA or the Sub-Adviser contained in the SAI are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR

FUTURE REFERENCE.

HFI-SUP-4/30/15